                              FBR FAMILY OF FUNDS

                                 -------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                             LETTER TO SHAREHOLDERS

                                                                    May 31, 2000

Dear Fellow Shareholders:

    As I am sure you are aware, the stock market has been very volatile over the last few months, and less seasoned investors have learned that the market does not always go up. As of May 24, 2000, the tech heavy NASDAQ had dropped over 37% from its high on March 10, 2000 and the S&P 500 has fallen over 13% during that same time period. However, this type of activity is not unusual. Since 1970, approximately once every two years, the stock market has corrected 10% or more. In fact, we have had five such declines in the past four years, including one this year. While these periods in the market can be disconcerting, they also present good opportunities to invest.

    The recent market volatility is a positive for investors who have adopted a long-term investment philosophy. It provides our experienced portfolio managers the opportunity to put shareholder capital to work at depressed prices and valuation levels. Then, when investors refocus on corporate earnings, which is the true force that drives the market long-term, our shareholders should be in a position to benefit.

    The Federal Reserve's attempts to keep inflation in check by repeatedly raising interest rates has caused the financial services sector to be wildly out of favor for the past two years. We remain positive on the long-term outlook for the sector. Despite a flattening yield curve, which has caused a noticeable slowdown in the earnings growth of depository institutions, financial services companies are earning money (unlike many technology companies), have valuable assets, and are trading at historically low valuation levels.

    This semi-annual report of the FBR Family of Funds (the "Trust") covers the six months ended April 30, 2000. During the period, the FBR Financial Services Fund and FBR Small Cap Financial Fund returned (18.29)% and (10.62)%, respectively, while the S&P 500 Composite Index and Russell 2000 Index returned 7.19% and 18.88%, respectively, for the same time period. Portfolio manager Dave Ellison has not changed his investment discipline of owning well run financial services companies with simple, predictable earnings streams at the lowest market multiples. Remaining fully invested and continuing to invest in these types of companies, especially when others shun them, should afford him and our shareholders the opportunity to participate in the next up-turn in the cycle.

    The FBR Small Cap Value Fund continues to produce outstanding returns year in and year out despite investors' demand for growth at any price as opposed to traditional value investing. Since our annual report, October 31, 1999 through April 30, 2000, the FBR Small Cap Value Fund returned 18.91% versus its benchmarks, the Russell 2000 Index and the Lipper Small Cap Value Index, which returned 18.88% and 10.25%, respectively, for the same time period. By focusing his attention on exactly what has been out of favor, bottom-up value stock picking, portfolio manager Chuck Akre has been able to garner outstanding returns despite a lackluster environment for small cap stocks.

    At the end of the reporting period, the FBR Realty Growth Fund returned 2.59% while the S&P 500 Composite Index returned 7.19% and the NAREIT Total Return Index returned 9.89% for the same period. Real estate securities have outperformed almost every market barometer so far this year. This performance is attributable, in part, to pension funds taking advantage of the low valuations on a cash flow basis across the sector. In an even more interesting analysis, BARRON'S recently cited a study by LaSalle Investment Management (Caret & Pauley) which states that REITs have a negative correlation with technology. Therefore, money may be finding its way back into the real estate sector as a potential hedge against technology holdings.

    Diversification is a pivotal component of responsible investing. A well-rounded portfolio should have an allocation to the sectors in which the Funds specialize: financial services, real estate and small companies. Value can be found in all of these sectors especially for investors willing to take a long-term approach. Our shareholders also have the benefit of having portfolio managers with extensive experience in their respective sectors working on their behalf. Detailed performance data for each fund can be found in the "Financial Highlights" and line graph sections of this report.

    Finally, we would like to bring you up to date on our pending acquisition of Money Management Associates, L.P., a registered investment advisor located in Bethesda, Maryland. The acquisition will provide our shareholders with new investment options in our growing family of funds, as well as the prospect of providing you a higher degree of service at a lower cost. We anticipate regulatory approval this summer.

    As always, we appreciate your support and hope you find this report helpful in your evaluation of your investment in the Trust. We encourage each of you to contact us with any questions or concerns that you may have. To obtain a copy of a free prospectus and to address your concerns, please contact our marketing representatives at 1-888-888-0025. To discuss issues particular to your account, contact our shareholder service representatives at 1-800-821-3460.

Sincerely,

/s/ C. Eric Brugel
C. Eric Brugel
Chairman & President
FBR Family of Funds

----------------
An investment in any of the funds entail investment risks inherent in equity investments. These risks may be enhanced by the small capitalization of the issuers in which the funds may invest, as these issuers may be particularly susceptible to adverse economic developments, and the market prices of their securities tend to be more volatile than those of larger companies. Further, the funds' focused investment styles closely tie their performance to developments affecting a narrow market sector or a limited number of issuers.

Investments in real estate companies and REITs may be adversely affected by a decline in value of real estate assets, fluctuations in interest rates, credit quality trends and the cash flow of the underlying assets. Certain REITs have relatively small market capitalizations and, therefore, may not respond to market rallies or downturns as much as other types of equity securities.

Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Pursuant to the terms of an expense limitation agreement, FBR Fund Advisers, Inc., the investment adviser to each of the funds, agreed contractually to waive a portion of its advisory fee and/or reimburse a portion of each fund's operating expenses, as necessary, to maintain certain expense limitations, as set forth in the notes to the financial statements during this time period. Without waivers and related reimbursements, total returns would have been lower.

The indices are unmanaged and unlike the FBR Family of Funds have no management fees or operating costs that reduce reported returns. The volatility and other risk characteristics for each fund will differ from the volatility and risk characteristics of the indices.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                               LIPPER FINANCIAL
               FBR FINANCIAL      S&P 500          SERVICES
                 SERVICES     COMPOSITE INDEX     FUND INDEX
                   FUND
Jan. 3, 1997         $10,000          $10,000           $10,000
Apr. 30, 1997        $10,567          $10,936           $11,006
Oct. 31, 1997        $13,358          $12,593           $13,678
Apr. 30, 1998        $16,649          $15,425           $16,756
Oct. 31, 1998        $14,309          $15,362           $14,438
Apr. 30, 1999        $16,065          $18,791           $17,172
Oct. 31, 1999        $15,282          $19,304           $16,267
Apr. 30, 2000        $12,487          $20,692           $14,637

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          APRIL 30, 2000     ANNUAL(3)
                                          -----------        -------
    FBR Financial Services Fund(1)(2)....      (22.27)%         6.90%
    S&P 500 Composite Index(1)...........       10.12          24.41
    Lipper Financial Services Fund
    Index(1).............................      (14.77)         12.12

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3) For the period January 3, 1997 (commencement of investment operations) through April 30, 2000. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                             LIPPER FINANCIAL
               FBR SMALL CAP   RUSSELL 2000      SERVICES
               FINANCIAL FUND     INDEX         FUND INDEX
Jan. 3, 1997          $10,000       $10,000           $10,000
Apr. 30, 1997         $10,617        $9,604           $11,006
Oct. 31, 1997         $14,608       $12,213           $13,678
Apr. 30, 1998         $17,081       $13,695           $16,756
Oct. 31, 1998         $13,150       $10,791           $14,438
Apr. 30, 1999         $13,662       $12,437           $17,172
Oct. 31, 1999         $13,701       $12,404           $16,267
Apr. 30, 2000         $12,246       $14,745           $14,637

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          APRIL 30, 2000     ANNUAL(3)
                                              -------         ------
    FBR Small Cap Financial Fund(1)(2)...      (10.36)%         6.28%
    Russell 2000 Index(1)................       18.56          12.37
    Lipper Financial Services Fund
    Index(1).............................      (14.77)         12.12

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3) For the period January 3, 1997 (commencement of investment operations) through April 30, 2000. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            LIPPER
               FBR SMALL CAP   RUSSELL     SMALL CAP
                VALUE FUND    2000 INDEX  VALUE INDEX
Jan. 3, 1997         $10,000     $10,000      $10,000
Apr. 30, 1997         $9,750      $9,604       $9,980
Oct. 31, 1997        $13,917     $12,213      $12,724
Apr. 30, 1998        $15,751     $13,695      $14,177
Oct. 31, 1998        $12,585     $10,791      $11,183
Apr. 30, 1999        $15,248     $12,437      $11,740
Oct. 31, 1999        $14,629     $12,404      $11,432
Apr. 30, 2000        $17,396     $14,745      $12,603

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          APRIL 30, 2000     ANNUAL(3)
                                          -----------        -------
    FBR Small Cap Value Fund(1)(2).......       14.09%         18.10%
    Russell 2000 Index(1)................       18.56          12.37
    Lipper Small Cap Value Index(1)......        7.35           7.20

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.
(3) For the period January 3, 1997 (commencement of investment operations) through April 30, 2000. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               FBR REALTY       S&P 500      NAREIT TOTAL
               GROWTH FUND  COMPOSITE INDEX  RETURN INDEX
Jul. 3, 1995       $10,000          $10,000       $10,000
Oct. 31, 1995       $9,664          $10,709       $10,303
Apr. 30, 1996      $10,495          $12,178       $11,294
Oct. 31, 1996      $12,657          $13,277       $12,962
Apr. 30, 1997      $14,779          $15,226       $14,601
Oct. 31, 1997      $17,781          $17,529       $17,081
Apr. 30, 1998      $18,953          $21,471       $17,050
Oct. 31, 1998      $14,684          $21,383       $14,560
Apr. 30, 1999      $15,501          $26,156       $14,971
Oct. 31,1999       $14,131          $26,871       $13,336
Apr. 30, 2000      $14,496          $28,804       $14,654

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          APRIL 30, 2000     ANNUAL(3)
                                          -----------        -------
    FBR Realty Growth Fund(1)(2).........       (6.48)%         7.99%
    S&P 500 Composite Index(1)...........       10.12          24.47
    NAREIT Total Return Index(1).........       (2.11)          8.23

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations. Commencing September 21, 1998, FBR Fund
     Advisers, Inc. assumed the daily portfolio management responsibility for the Fund. For the period July 3, 1995 through September 18, 1998, the Fund's investment adviser was GrandView Advisers, Inc.

(3) For the period July 3, 1995 (commencement of investment operations) through April 30, 2000. Purchases made by shareholders prior to December 21, 1998, would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           COMMON STOCKS -- 96.4%
           BANKS - COMMERCIAL -- 13.8%
  34,000   AmSouth Bancorporation................................  $   495,125
   2,000   Fifth Third Bancorp...................................      126,250
  33,000   Hibernia Corporation, Class A.........................      350,625
  47,000   North Fork Bancorporation, Inc........................      760,812
  73,000   Peoples Heritage Financial Group, Inc. *..............      953,562
   4,000   Zions Bancorporation..................................      166,000
                                                                   -----------
                                                                     2,852,374
                                                                   -----------
           BANKS - MONEY CENTER -- 5.5%
  20,000   Bank of America Corporation...........................      980,000
   4,000   Bank of New York Company, Inc. (The)..................      164,250
                                                                   -----------
                                                                     1,144,250
                                                                   -----------
           BANKS - SUPER REGIONAL -- 25.0%
  28,000   Bank One Corp. *......................................      854,000
  24,000   Comerica Incorporated.................................    1,017,000
  26,000   First Union Corporation...............................      828,750
  44,000   KeyCorp...............................................      814,000
  11,000   PNC Financial Services Group..........................      479,875
  17,000   U.S. Bancorp..........................................      345,312
  20,000   Wells Fargo & Company **..............................      821,250
                                                                   -----------
                                                                     5,160,187
                                                                   -----------
           BROKERS -- 1.5%
   8,000   Knight/Trimark Group, Inc., Class A */**..............      301,500
                                                                   -----------
           COMPUTER SOFTWARE & SERVICES -- 0.7%
   3,000   eSPEED, Inc., Class A */**............................      141,750
                                                                   -----------
           FINANCIAL SERVICES -- 19.2%
   1,000   American Express Company..............................      150,062
   4,000   Capital One Financial Corp............................      175,000
   8,000   Charles Schwab Corporation (The)......................      356,000

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           FINANCIAL SERVICES (CONTINUED)
  15,000   Citigroup Inc.........................................  $   891,562
  15,000   Fannie Mae............................................      904,688
  25,000   FleetBoston Financial Corporation.....................      885,938
   8,000   Freddie Mac...........................................      367,500
   1,000   Goldman Sachs Group, Inc. (The).......................       93,250
   1,000   Merrill Lynch & Co., Inc. **..........................      101,938
   1,000   SLM Holding Corporation...............................       31,313
                                                                   -----------
                                                                     3,957,251
                                                                   -----------
           INSURANCE -- 2.1%
  11,000   John Hancock Financial Services, Inc. */**............      200,750
  14,000   MetLife, Inc. */**....................................      231,875
                                                                   -----------
                                                                       432,625
                                                                   -----------
           REGIONAL BANK -- 0.8%
   5,000   Mellon Financial Corporation..........................      160,625
                                                                   -----------
           SAVINGS & LOANS - SAVINGS BANKS -- 27.8%
  36,000   Astoria Financial Corporation.........................      992,250
  53,000   Charter One Financial, Inc............................    1,076,563
  30,000   Commercial Federal Corporation........................      466,875
   2,000   Dime Bancorp, Inc.....................................       37,500
  33,000   Golden West Financial Corporation.....................    1,126,125
  56,000   Washington Federal, Inc...............................      976,500
  36,000   Washington Mutual, Inc................................      920,250
   7,000   Webster Financial Corporation.........................      149,625
                                                                   -----------
                                                                     5,745,688
                                                                   -----------
           Total Common Stocks
             (Cost $22,957,232)..................................   19,896,250
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT -- 4.3%
            REPURCHASE AGREEMENT -- 4.3%
$  896,369  Bear, Stearns & Co. Inc. (Agreement dated 04/28/00 to be repurchased at $896,796) 5.72%,
              05/01/00 (Note 6)
              (Cost $896,369).....................................  $   896,369
                                                                    -----------
            Total Investments -- 100.7%
              (Cost $23,853,601)..................................   20,792,619
            Liabilities in Excess of Other Assets -- (0.7)%.......     (141,708)
                                                                    -----------
            Net Assets -- 100.0%..................................  $20,650,911
                                                                    ===========

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            COMMON STOCKS -- 99.4%
            SAVINGS & LOANS - SAVINGS BANKS - CENTRAL -- 18.1%
    24,500  CFS Bancorp, Inc.....................................  $   215,906
    17,000  First Defiance Financial Corp........................      148,750
    72,000  First Place Financial Corp...........................      720,000
     1,700  First SecurityFed Financial, Inc.....................       19,019
    70,200  Jacksonville Bancorp, Inc............................      908,212
     5,300  Lincoln Bancorp......................................       51,344
     5,000  Local Financial Corporation *........................       40,312
    51,900  Logansport Financial Corp............................      489,806
    44,500  North Central Bancshares, Inc........................      656,375
                                                                   -----------
                                                                     3,249,724
                                                                   -----------
            SAVINGS & LOANS - SAVINGS BANKS - EAST -- 53.1%
    26,500  American Financial Holdings, Inc. *..................      334,562
    70,900  BostonFed Bancorp, Inc...............................      939,425
    19,000  Brookline Bancorp, Inc...............................      179,312
    27,558  Camden National Corporation..........................      378,922
    31,000  Catskill Financial Corporation.......................      480,500
    30,000  Cohoes Bancorp, Inc..................................      352,500
    35,000  Connecticut Bancshares, Inc. *.......................      417,266
     5,000  Dime Community Bancshares............................       86,563
    28,800  First Bell Bancorp, Inc..............................      450,000
    22,000  First Federal Savings & Loan Association of East
              Hartford...........................................      633,875
    75,800  First Keystone Financial, Inc........................      758,000
     3,300  First Sentinel Bancorp Inc...........................       24,750
    15,500  FirstFed America Bancorp, Inc. **....................      177,281
     3,000  Flushing Financial Corporation.......................       42,000
    86,900  Hingham Institution for Savings......................    1,086,250
    19,000  Independence Community Bank Corp.....................      223,250
-------------------------------------------------------------------------------
  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS - EAST (CONTINUED)
    18,800  Parkvale Financial Corporation.......................  $   296,100
    83,000  PennFed Financial Services, Inc......................    1,021,938
    22,000  Port Financial Corp. *...............................      244,750
    63,310  Seacoast Financial Services Corporation..............      593,531
     1,000  Thistle Group Holdings, Co...........................        6,250
    62,500  Woronoco Bancorp.....................................      632,813
    11,500  Yonkers Financial Corporation........................      166,750
                                                                   -----------
                                                                     9,526,588
                                                                   -----------
            SAVINGS & LOANS - SAVINGS BANKS -
              SOUTH -- 3.5%
    49,600  Pocahontas Bancorp, Inc..............................      289,850
    19,600  Texarkana First Financial Corporation................      333,200
                                                                   -----------
                                                                       623,050
                                                                   -----------
            SAVINGS & LOANS - SAVINGS BANKS -
              WEST -- 24.7%
    87,500  FirstFed Financial Corp. *...........................    1,093,750
    64,000  ITLA Capital Corporation *...........................      876,000
    30,500  Klamath First Bancorp, Inc...........................      305,000
    68,500  Pacific Crest Capital, Inc...........................      830,563
    20,700  PFF Bancorp, Inc.....................................      291,094
     5,000  Provident Financial Holdings, Inc. *.................       69,687
    68,300  Quaker City Bancorp, Inc. *..........................      964,738
                                                                   -----------
                                                                     4,430,832
                                                                   -----------
            Total Common Stocks
              (Cost $23,461,113).................................   17,830,194
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT -- 2.4%
            REPURCHASE AGREEMENT -- 2.4%
$  428,421  Bear, Stearns & Co. Inc. (Agreement dated 04/28/00 to be repurchased at $428,625) 5.72%,
              05/01/00 (Note 6)
              (Cost $428,421).....................................  $   428,421
                                                                    -----------
            Total Investments -- 101.8%
              (Cost $23,889,534)..................................   18,258,615
            Liabilities in Excess of Other Assets -- (1.8)%.......     (324,368)
                                                                    -----------
            Net Assets -- 100.0%..................................  $17,934,247
                                                                    ===========

------------------

 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------
 SHARES                                                              VALUE
------------------------------------------------------------------------------
           COMMON STOCKS -- 100.1%
           AUTO REPAIR -- 0.4%
  34,000   Precision Auto Care, Inc. *..........................  $    41,437
                                                                  -----------
           BUSINESS SERVICES -- 9.2%
  20,000   CoStar Group Inc. *..................................      479,688
  15,000   Fair, Isaac and Company, Incorporated................      634,688
                                                                  -----------
                                                                    1,114,376
                                                                  -----------
           COMMUNICATIONS -- 14.9%
  26,500   American Tower Corporation, Class A */**.............    1,232,250
   5,000   Emmis Communications Corporation *...................      212,500
   3,000   Radio One, Inc. *....................................      174,000
  10,000   Spanish Broadcasting System, Inc. *..................      186,875
                                                                  -----------
                                                                    1,805,625
                                                                  -----------
           COMPUTER SERVICES -- 6.1%
  15,000   MICROS Systems, Inc. *...............................      603,750
   7,400   SAGA SYSTEMS, Inc. *.................................      137,825
                                                                  -----------
                                                                      741,575
                                                                  -----------
           DIVERSIFIED OPERATIONS -- 1.3%
      80   Berkshire Hathaway Inc., Class B *...................      153,290
                                                                  -----------

------------------------------------------------------------------------------
 SHARES                                                              VALUE
------------------------------------------------------------------------------
           GAMING -- 20.7%
 200,000   Penn National Gaming, Inc. *.........................  $ 2,500,000
                                                                  -----------
           INSURANCE - PROPERTY/CASUALTY -- 16.7%
  13,900   Markel Corporation *.................................    2,015,500
                                                                  -----------
           MANUFACTURING - SPECIALTY -- 13.4%
  40,000   II-VI Incorporated *.................................    1,620,000
                                                                  -----------
           MOTOR SPORTS -- 17.4%
  48,000   Dover Downs Entertainment, Inc.......................      588,000
  11,650   International Speedway Corporation, Class A..........      500,950
  23,800   International Speedway Corporation, Class B **.......    1,017,450
                                                                  -----------
                                                                    2,106,400
                                                                  -----------
           Total Investments -- 100.1% (Cost $9,501,575)........   12,098,203
           Liabilities in Excess of Other Assets -- (0.1)%......       (9,482)
                                                                  -----------
           Net Assets -- 100.0%.................................  $12,088,721
                                                                  ===========

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
 SHARES                                                             VALUE
-------------------------------------------------------------------------------

           COMMON STOCKS -- 94.9%
           REAL ESTATE INVESTMENT TRUSTS -- 60.1%
           APARTMENTS -- 14.8%
   5,400   BNP Residential Properties, Inc........................  $   46,575
   2,000   Cornerstone Realty Income Trust, Inc...................      20,375
   1,000   Equity Residential Properties Trust **.................      45,500
   5,000   Merry Land Properties, Inc. *..........................      29,375
   1,000   Post Properties, Inc...................................      42,000
   1,200   Sun Communities, Inc...................................      39,750
   2,000   United Dominion Realty Trust, Inc......................      20,000
                                                                    ----------
                                                                       243,575
                                                                    ----------
           DIVERSIFIED -- 7.5%
   3,000   Crescent Real Estate Equities Company..................      51,375
  21,500   Meditrust Companies *..................................      43,000
  25,000   TIS Mortgage Investment Company *......................      12,516
   1,000   Washington Real Estate Investment Trust................      16,062
                                                                    ----------
                                                                       122,953
                                                                    ----------
           HEALTHCARE -- 2.4%
  10,000   Ventas, Inc. *.........................................      39,375
                                                                    ----------
           HOTEL/RESTAURANT -- 18.3%
   1,900   Hospitality Properties Trust...........................      42,275
   4,200   Host Marriott Corporation..............................      44,887
   7,700   Innkeepers USA Trust...................................      69,300
  20,500   Innsuites Hospitality Trust............................      43,562
   6,500   Winston Hotels, Inc....................................      49,969
  25,000   Wyndham International, Inc. *..........................      51,562
                                                                    ----------
                                                                       301,555
                                                                    ----------
           MORTGAGE -- 3.0%
   1,800   Annaly Mortgage Management Inc.........................      15,525
   1,800   Apex Mortgage Capital, Inc. **.........................      16,650

-------------------------------------------------------------------------------
 SHARES                                                             VALUE
-------------------------------------------------------------------------------

           MORTGAGE (CONTINUED)
   2,000   Thornburg Mortgage, Inc................................  $   17,500
                                                                    ----------
                                                                        49,675
                                                                    ----------
           NET LEASED -- 5.5%
   2,000   Golf Trust of America, Inc.............................      34,500
   1,000   Pinnacle Holdings Inc. *...............................      56,187
                                                                    ----------
                                                                        90,687
                                                                    ----------
           OUTLET CENTERS -- 1.6%
     800   Chelsea GCA Realty, Inc................................      26,100
                                                                    ----------
           REGIONAL MALLS -- 0.2%
  63,000   EQK Realty Investors I *...............................       3,780
                                                                    ----------
           SHOPPING CENTERS -- 4.8%
   1,000   Bradley Real Estate, Inc...............................      18,062
   3,000   JDN Realty Corporation.................................      29,063
     800   Weingarten Realty Investors............................      32,400
                                                                    ----------
                                                                        79,525
                                                                    ----------
           STORAGE -- 2.0%
  90,000   Liberty Self-Stor, Inc. *..............................      33,075
                                                                    ----------

           Total Real Estate Investment Trusts
             (Cost $1,178,294)....................................     990,300
                                                                    ----------

           OTHER REAL ESTATE RELATED -- 34.8%
           COMMERCIAL SERVICES -- 16.8%
   1,200   American Tower Corporation, Class A */**...............      55,800
   1,300   Cendant Corporation *..................................      20,069
   1,000   Central Parking Corporation **.........................      25,625
  13,000   Crescent Operating, Inc. *.............................      22,344
   1,400   Crown Castle International Corp. *.....................      53,725
   1,200   SBA Communications Corporation *.......................      48,750
   2,400   Spectrasite Holdings, Inc. *...........................      50,400
                                                                    ----------
                                                                       276,713
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------
 SHARES                                                             VALUE
-------------------------------------------------------------------------------

           DIVERSIFIED -- 4.1%
     900   Alexander & Baldwin, Inc...............................  $   18,900
   1,000   Florida East Coast Industries, Inc.....................      49,188
                                                                    ----------
                                                                        68,088
                                                                    ----------
           HOTELS -- 0.9%
  10,500   Host Funding, Inc. *...................................      14,109
                                                                    ----------
           REAL ESTATE DEVELOPMENT -- 6.2%
   3,900   Catellus Development Corporation *.....................      50,700
   3,000   Semele Group, Inc. *...................................      14,438
   1,300   The St. Joe Company....................................      37,456
                                                                    ----------
                                                                       102,594
                                                                    ----------
           REAL ESTATE INVESTMENT/MANAGEMENT -- 3.6%
  77,000   Banyan Hotel Investment Fund *.........................      33,688
   8,000   Liberte Investors, Inc.................................      25,500
                                                                    ----------
                                                                        59,188
                                                                    ----------
           WATER -- 3.2%
   1,100   American States Water Company..........................      33,138
     800   California Water Service Group.........................      18,650
                                                                    ----------
                                                                        51,788
                                                                    ----------
           Total Other Real Estate Related (Cost $568,161)........     572,480
                                                                    ----------
           Total Common Stocks (Cost $1,746,455)..................   1,562,780
                                                                    ----------

-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                               VALUE
-------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT -- 2.0%
           REPURCHASE AGREEMENT -- 2.0%
$ 32,095   Bear, Stearns & Co. Inc. (Agreement dated 04/28/00 to
             be repurchased at $32,110) 5.72%, 05/01/00
             (Note 6)(Cost $32,095)...............................  $   32,095
                                                                    ----------
           Total Investments -- 96.9% (Cost $1,778,550)...........   1,594,875
           Other Assets in Excess of Liabilities -- 3.1%..........      51,044
                                                                    ----------
           Net Assets -- 100.0%...................................  $1,645,919
                                                                    ==========

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                      STATEMENTS OF ASSETS AND LIABILITIES

                           APRIL 30, 2000 (UNAUDITED)

                                                                   FBR             FBR             FBR           FBR
                                                                FINANCIAL       SMALL CAP       SMALL CAP      REALTY
                                                              SERVICES FUND   FINANCIAL FUND   VALUE FUND    GROWTH FUND
                                                              -------------   --------------   ----------    -----------
ASSETS
  Investments, at value (Cost -- $23,853,601, $23,889,534,
   $9,501,575 and $1,778,550, respectively).................   $20,792,619     $18,258,615     $12,098,203   $1,594,875
  Cash......................................................         1,320              --           3,881           --
  Collateral received for securities loaned (Note 5)........       442,416         168,438         629,367      100,345
  Receivable for investments sold...........................       148,203         140,565         208,418       61,198
  Receivable for Fund shares sold...........................         1,243          47,200              --           --
  Dividends and interest receivable.........................        35,771           3,961             591        7,052
  Receivable from investment adviser........................            --              --              --       11,191
  Deferred organization costs and other assets..............        14,731          21,069          20,152        6,508
                                                               -----------     -----------     -----------   ----------
    Total assets............................................    21,436,303      18,639,848      12,960,612    1,781,169
                                                               -----------     -----------     -----------   ----------
LIABILITIES
  Due to custodian..........................................            --              --         199,161           --
  Payable upon return of securities loaned (Note 5).........       442,416         168,438         629,367      100,345
  Payable for Fund shares redeemed..........................       254,267         234,292              --           --
  Payable for investments purchased.........................            --         246,196              --        6,308
  Distribution fees payable.................................        15,921          13,791           9,257        1,315
  Advisory fees payable.....................................        10,684           5,565           3,287           --
  Accrued expenses and other liabilities....................        62,104          37,319          30,819       27,282
                                                               -----------     -----------     -----------   ----------
    Total liabilities.......................................       785,392         705,601         871,891      135,250
                                                               -----------     -----------     -----------   ----------
NET ASSETS
  Capital stock (unlimited number of shares authorized, with
   no par value)............................................    26,447,963      29,377,670       9,318,639    2,516,520
  Undistributed net investment income/(loss)................        95,981          90,217        (111,090)       6,153
  Accumulated net realized gain/(loss) from investments.....    (2,832,051)     (5,902,721)        284,544     (693,079)
  Net unrealized appreciation/(depreciation) on
   investments..............................................    (3,060,982)     (5,630,919)      2,596,628     (183,675)
                                                               -----------     -----------     -----------   ----------
    Net assets applicable to shares outstanding.............   $20,650,911     $17,934,247     $12,088,721   $1,645,919
                                                               ===========     ===========     ===========   ==========
  Shares outstanding........................................     1,547,769       1,408,267         614,163      186,069
                                                               -----------     -----------     -----------   ----------
  Net asset value, offering and redemption price per
   share....................................................        $13.34          $12.73          $19.68        $8.85
                                                               ===========     ===========     ===========   ==========

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            STATEMENTS OF OPERATIONS

              FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

                                                                   FBR             FBR             FBR           FBR
                                                                FINANCIAL       SMALL CAP       SMALL CAP       REALTY
                                                              SERVICES FUND   FINANCIAL FUND   VALUE FUND    GROWTH FUND
                                                              -------------   --------------   ----------    -----------
INVESTMENT INCOME
  Dividends.................................................   $   327,839      $   293,960    $   16,480     $  43,964
  Interest..................................................        16,431           11,873         3,751         1,535
                                                               -----------      -----------    ----------     ---------
                                                                   344,270          305,833        20,231        45,499
                                                               -----------      -----------    ----------     ---------
EXPENSES
  Advisory fees.............................................       102,795          107,190        60,610         7,872
  Transfer agent fees and expenses..........................        37,803           44,708        20,868        21,109
  Administration and accounting fees........................        20,598           21,673        12,377        31,795
  Distribution fees.........................................        28,519           29,775        16,836         1,968
  Audit and legal fees......................................        16,087           16,409        16,518        16,486
  Printing..................................................        10,739           10,056         4,450           568
  Federal and state registration fees.......................        13,650            5,460         4,550            --
  Custodian fees and expenses...............................         7,946            6,565         3,583         3,932
  Insurance.................................................         5,632            6,070         4,541         2,839
  Trustees' fees and expenses...............................         3,853            3,853         3,853         3,746
  Amortization of organization expenses.....................         3,567            3,567         3,567            --
  Other.....................................................         3,873            2,583         4,453           501
                                                               -----------      -----------    ----------     ---------
    Total expenses before waivers and related
     reimbursements.........................................       255,062          257,909       156,206        90,816
    Less: waivers and related reimbursements................       (32,612)         (30,421)      (24,885)      (75,202)
                                                               -----------      -----------    ----------     ---------
    Total expenses after waivers and related
     reimbursements.........................................       222,450          227,488       131,321        15,614
                                                               -----------      -----------    ----------     ---------
  Net investment income/(loss)..............................       121,820           78,345      (111,090)       29,885
                                                               -----------      -----------    ----------     ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net realized gain/(loss) from investments.................    (2,637,165)      (2,693,534)      413,534      (168,518)
  Net change in unrealized appreciation/(depreciation) on
    investments.............................................    (3,035,958)        (665,357)    2,114,110       174,659
                                                               -----------      -----------    ----------     ---------
  Net realized and unrealized gain/(loss) on investments....    (5,673,123)      (3,358,891)    2,527,644         6,141
                                                               -----------      -----------    ----------     ---------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $(5,551,303)     $(3,280,546)   $2,416,554     $  36,026
                                                               ===========      ===========    ==========     =========

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

                                   [FBR LOGO]
                             FBR FAMILY OF FUNDS
                                ----------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          FBR FINANCIAL SERVICES FUND
                                                      ------------------------------------
                                                        FOR THE SIX       FOR THE FISCAL
                                                       MONTHS ENDED            YEAR
                                                      APRIL 30, 2000           ENDED
                                                        (UNAUDITED)      OCTOBER 31, 1999
                                                      ---------------    -----------------
DECREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................      $    121,820       $    168,364
  Net realized gain/(loss) from investments.......        (2,637,165)           478,246
  Net change in unrealized
   appreciation/(depreciation) on investments.....        (3,035,958)         2,154,719
                                                        ------------       ------------
  Net increase/(decrease) in net assets resulting
   from operations................................        (5,551,303)         2,801,329
                                                        ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................          (144,149)          (341,817)
  Net realized capital gains......................          (229,257)        (3,690,277)
  Tax return of capital...........................                --                 --
                                                        ------------       ------------
  Total dividends and distribuitions to
   shareholders...................................          (373,406)        (4,032,094)
                                                        ------------       ------------
FUND SHARE TRANSACTIONS
  Net proceeds from the sale of shares............         4,019,335          3,409,487
  Cost of shares repurchased......................        (8,490,270)       (26,108,166)
  Shares issued in reinvestment of dividends......           365,099          3,890,730
                                                        ------------       ------------
  Decrease in net assets derived from fund share
   transactions...................................        (4,105,836)       (18,807,949)
                                                        ------------       ------------
  Total decrease in net assets....................       (10,030,545)       (20,038,714)
NET ASSETS
  Beginning of period.............................        30,681,456         50,720,170
                                                        ------------       ------------
  End of period*..................................      $ 20,650,911       $ 30,681,456
                                                        ============       ============

------------------

                                      *  Includes undistributed net investment income as follows:
                                                               FOR THE SIX                               FOR THE
                                                               MONTHS ENDED                            FISCAL YEAR
                                                              APRIL 30, 2000                              ENDED
                                                               (UNAUDITED)                          OCTOBER 31, 1999
                                         --------------------------------------------------------   -----------------
  FBR Financial Services Fund..........                           $95,981                               $118,310
  FBR Small Cap Financial Fund.........                            90,217                                 46,216
  FBR Realty Growth Fund...............                             6,153                                 17,450

The accompanying notes are an integral part of the financial statements.


                                                         FBR SMALL CAP FINANCIAL FUND               FBR SMALL CAP VALUE FUND
                                                    --------------------------------------    ------------------------------------
                                                       FOR THE SIX        FOR THE FISCAL        FOR THE SIX       FOR THE FISCAL
                                                      MONTHS ENDED             YEAR            MONTHS ENDED            YEAR
                                                     APRIL 30, 2000            ENDED          APRIL 30, 2000           ENDED
                                                       (UNAUDITED)       OCTOBER 31, 1999       (UNAUDITED)      OCTOBER 31, 1999
                                                    -----------------    -----------------    ---------------    -----------------
DECREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................    $     78,345         $     50,268         $  (111,090)        $  (225,053)
  Net realized gain/(loss) from investments.......      (2,693,534)          (2,955,966)            413,534             (98,137)
  Net change in unrealized
   appreciation/(depreciation) on investments.....        (665,357)           4,932,426           2,114,110           2,794,280
                                                      ------------         ------------         -----------         -----------
  Net increase/(decrease) in net assets resulting
   from operations................................      (3,280,546)           2,026,728           2,416,554           2,471,090
                                                      ------------         ------------         -----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................         (34,344)            (234,650)                 --                  --
  Net realized capital gains......................              --           (6,461,151)                 --            (464,197)
  Tax return of capital...........................              --                   --                  --                  --
                                                      ------------         ------------         -----------         -----------
  Total dividends and distribuitions to
   shareholders...................................         (34,344)          (6,695,801)                 --            (464,197)
                                                      ------------         ------------         -----------         -----------
FUND SHARE TRANSACTIONS
  Net proceeds from the sale of shares............       2,055,605            3,677,672             411,523           2,554,656
  Cost of shares repurchased......................     (13,480,309)         (28,332,723)         (4,562,503)         (6,838,679)
  Shares issued in reinvestment of dividends......          32,984            6,489,666                  --             454,755
                                                      ------------         ------------         -----------         -----------
  Decrease in net assets derived from fund share
   transactions...................................     (11,391,720)         (18,165,385)         (4,150,980)         (3,829,268)
                                                      ------------         ------------         -----------         -----------
  Total decrease in net assets....................     (14,706,610)         (22,834,458)         (1,734,426)         (1,822,375)
NET ASSETS
  Beginning of period.............................      32,640,857           55,475,315          13,823,147          15,645,522
                                                      ------------         ------------         -----------         -----------
  End of period*..................................    $ 17,934,247         $ 32,640,857         $12,088,721         $13,823,147
                                                      ============         ============         ===========         ===========


                                                           FBR REALTY GROWTH FUND
                                                    ------------------------------------
                                                      FOR THE SIX       FOR THE FISCAL
                                                     MONTHS ENDED            YEAR
                                                    APRIL 30, 2000           ENDED
                                                      (UNAUDITED)      OCTOBER 31, 1999
                                                    ---------------    -----------------
DECREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................     $   29,885         $   93,938
  Net realized gain/(loss) from investments.......       (168,518)          (228,634)
  Net change in unrealized
   appreciation/(depreciation) on investments.....        174,659             71,473
                                                       ----------         ----------
  Net increase/(decrease) in net assets resulting
   from operations................................         36,026            (63,223)
                                                       ----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................        (41,182)           (93,299)
  Net realized capital gains......................             --                 --
  Tax return of capital...........................             --             (5,559)
                                                       ----------         ----------
  Total dividends and distribuitions to
   shareholders...................................        (41,182)           (98,858)
                                                       ----------         ----------
FUND SHARE TRANSACTIONS
  Net proceeds from the sale of shares............        232,330            438,779
  Cost of shares repurchased......................       (312,423)          (954,915)
  Shares issued in reinvestment of dividends......         36,526             86,206
                                                       ----------         ----------
  Decrease in net assets derived from fund share
   transactions...................................        (43,567)          (429,930)
                                                       ----------         ----------
  Total decrease in net assets....................        (48,723)          (592,011)
NET ASSETS
  Beginning of period.............................      1,694,642          2,286,653
                                                       ----------         ----------
  End of period*..................................     $1,645,919         $1,694,642
                                                       ==========         ==========

                                   [FBR LOGO]
                             FBR Family of Funds
                                ----------------

                              FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------

Contained below is per share operating performance data for each share outstanding, total invesment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.

--------------------------------------------------------------------------------

                                    NET                             NET                         DISTRIBUTIONS
                                   ASSET           NET         REALIZED AND       DIVIDENDS       FROM NET
                                  VALUE,       INVESTMENT       UNREALIZED        FROM NET        REALIZED
                                 BEGINNING       INCOME/      GAIN/(LOSS) ON     INVESTMENT        CAPITAL
                                 OF PERIOD     (LOSS)*(1)     INVESTMENTS*(2)      INCOME           GAINS
                                -----------    -----------    ---------------    -----------    -------------
FBR FINANCIAL SERVICES FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............      $16.59         $ 0.08           $(3.12)          $(0.08)          $(0.13)
  For the fiscal year ended
   October 31, 1999.........       16.94           0.09             0.97            (0.12)           (1.29)
  For the fiscal year ended
   October 31, 1998.........       16.03           0.10             1.04            (0.04)           (0.19)
  For the period January 3,
   1997** through
   October 31, 1997.........       12.00           0.04             3.99               --               --

FBR SMALL CAP FINANCIAL FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............       14.26           0.06            (1.57)           (0.02)              --
  For the fiscal year ended
   October 31, 1999.........       15.62           0.02             0.62            (0.07)           (1.93)
  For the fiscal year ended
   October 31, 1998.........       17.53           0.08            (1.81)           (0.03)           (0.15)
  For the period January 3,
   1997** through
   October 31, 1997.........       12.00           0.02             5.51               --               --

FBR SMALL CAP VALUE FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............       16.55          (0.18)            3.31               --               --
  For the fiscal year ended
   October 31, 1999.........       14.67          (0.27)            2.58               --            (0.43)
  For the fiscal year ended
   October 31, 1998.........       16.70          (0.08)           (1.46)              --            (0.49)
  For the period January 3,
   1997** through
   October 31, 1997.........       12.00          (0.05)            4.75               --               --

FBR REALTY GROWTH FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............        8.86           0.17             0.05            (0.23)              --
  For the fiscal year ended
   October 31, 1999.........        9.68           0.47            (0.81)           (0.45)              --
  For the period April 1,
   1998*** through
   October 31, 1998.........       14.51           0.22            (3.57)           (0.13)           (1.35)
  For the fiscal year ended
   March 31, 1998...........       12.69           0.11             3.00            (0.11)           (1.18)
  For the fiscal year ended
   March 31, 1997...........       10.09           0.33             4.14            (0.33)           (1.53)
  For the period July 3,
   1995** through March 31,
   1996.....................       10.00           0.20             0.36            (0.20)           (0.22)

------------------------

  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
 **  Commencement of investment operations.
*** Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.
(1)  Reflects waivers and related reimbursements.

The accompanying notes are an integral part of the financial statements.


                                                     NET                             NET
                                DISTRIBUTIONS       ASSET                          ASSETS,
                                  FROM TAX         VALUE,          TOTAL           END OF
                                  RETURN OF        END OF       INVESTMENT         PERIOD
                                   CAPITAL         PERIOD        RETURN(3)     (000'S OMITTED)
                                -------------    -----------    -----------    ---------------
FBR FINANCIAL SERVICES FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............            --         $13.34         (18.29)%         $20,651
  For the fiscal year ended
   October 31, 1999.........            --          16.59           6.80            30,681
  For the fiscal year ended
   October 31, 1998.........            --          16.94           7.12            50,720
  For the period January 3,
   1997** through
   October 31, 1997.........            --          16.03          33.58            23,985

FBR SMALL CAP FINANCIAL FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............            --          12.73         (10.62)           17,934
  For the fiscal year ended
   October 31, 1999.........            --          14.26           4.19            32,641
  For the fiscal year ended
   October 31, 1998.........            --          15.62          (9.99)           55,475
  For the period January 3,
   1997** through
   October 31, 1997.........            --          17.53          46.08            43,362

FBR SMALL CAP VALUE FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............            --          19.68          18.91            12,089
  For the fiscal year ended
   October 31, 1999.........            --          16.55          16.24            13,823
  For the fiscal year ended
   October 31, 1998.........            --          14.67          (9.57)           15,646
  For the period January 3,
   1997** through
   October 31, 1997.........            --          16.70          39.17             8,269

FBR REALTY GROWTH FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............            --           8.85           2.59             1,646
  For the fiscal year ended
   October 31, 1999.........        $(0.03)          8.86          (3.77)            1,695
  For the period April 1,
   1998*** through
   October 31, 1998.........            --           9.68         (21.14)            2,287
  For the fiscal year ended
   March 31, 1998...........            --          14.51          24.80             2,376
  For the fiscal year ended
   March 31, 1997...........         (0.01)         12.69          45.12             1,158
  For the period July 3,
   1995** through March 31,
   1996.....................         (0.05)         10.09           5.70               182

                                                              INCREASE/(DECREASE)
                                                                 REFLECTED IN
                                                                EXPENSE RATIOS
                                                                    AND NET
                                             RATIO OF NET         INVESTMENT
                               RATIO OF       INVESTMENT         INCOME/(LOSS)
                              EXPENSES TO    INCOME/(LOSS)      DUE TO WAIVERS        PORTFOLIO
                              AVERAGE NET     TO AVERAGE          AND RELATED         TURNOVER
                               ASSETS(1)     NET ASSETS(1)      REIMBURSEMENTS          RATE
                              -----------    -------------    -------------------    -----------
FBR FINANCIAL SERVICES FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............      1.95%(4)        1.07%(4)             0.29%(4)         48.31%
  For the fiscal year ended
   October 31, 1999.........      1.88            0.43                 0.34             70.25
  For the fiscal year ended
   October 31, 1998.........      1.65            0.61                 0.22            105.58
  For the period January 3,
   1997** through
   October 31, 1997.........      1.65(4)         0.57(4)              1.42(4)          49.68
FBR SMALL CAP FINANCIAL FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............      1.91(4)         0.66(4)              0.26(4)           9.65
  For the fiscal year ended
   October 31, 1999.........      1.89            0.12                 0.29             25.00
  For the fiscal year ended
   October 31, 1998.........      1.63            0.35                 0.14             94.23
  For the period January 3,
   1997** through
   October 31, 1997.........      1.65(4)         0.57(4)              1.43(4)          35.41
FBR SMALL CAP VALUE FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............      1.95(4)        (1.65)(4)             0.37(4)           2.41
  For the fiscal year ended
   October 31, 1999.........      1.92           (1.46)                0.54             24.45
  For the fiscal year ended
   October 31, 1998.........      1.65           (0.81)                0.60             78.26
  For the period January 3,
   1997** through
   October 31, 1997.........      1.65(4)        (0.79)(4)             3.84(4)          42.59
FBR REALTY GROWTH FUND
  For the six months ended
   April 30, 2000
   (unaudited)..............      1.98(4)         3.80(4)              9.56(4)          84.08
  For the fiscal year ended
   October 31, 1999.........      2.00            4.68                 5.97            138.65
  For the period April 1,
   1998*** through
   October 31, 1998.........      2.00(4)         2.98(4)              3.41(4)         136.24
  For the fiscal year ended
   March 31, 1998...........      2.00            0.59                 3.68            170.19
  For the fiscal year ended
   March 31, 1997...........      1.89            3.12                 7.70            197.90
  For the period July 3,
   1995** through March 31,
   1996.....................      2.00(4)         3.62(4)             29.34(4)          44.44

------------------------

(2) The amounts shown for a share outstanding throughout the respective periods are not in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4)  Annualized.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of five series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Value Fund ("Small Cap Value Fund"), FBR Realty Growth Fund ("Realty Growth Fund") (each a "Fund" and collectively, the "Funds") and FBR Technology Fund. Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund are diversified portfolios and Small Cap Value Fund and FBR Technology Fund are non-diversified portfolios. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund.

As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. Realty Growth Fund commenced investment operations on September 18, 1998. Currently, shares of the FBR Technology Fund are not being offered. However, a registration statement relating to these securities filed with the Securities and Exchange Commission is effective but has yet to commence its public offering.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778 and 2,778 fund shares, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR") on December 16, 1996. Prior to commencing investment operations on September 18, 1998, the Realty Growth Fund did not have any transactions other than those relating to organizational matters and the sale of three fund shares to FBR Fund
Advisers, Inc. (the "Adviser") on September 15, 1998. Costs incurred in connection with the reorganization of the Grand View-SM- Realty Growth Fund and the Grand View-SM- S&P-Registered Trademark- REIT Index Fund into the Realty Growth Fund were borne by the Adviser. Costs of approximately $35,784, $35,784 and $35,785 which were incurred by Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in connection with the organization of its shares have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that FBR, the Adviser or any transferee thereof redeems any of its original shares in any such Funds prior to the end of the sixty-month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of such Funds are liquidated prior to the end of the sixty-month period, FBR, the Adviser or any transferee thereof shall bear the unamortized deferred organization expenses.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of April 30, 2000) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value in good faith by the Board of Trustees. The Board of Trustees will review the method of valuations on a current basis. Expenses and fees, including the investment advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund's involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund's activities in written options are conducted through regulated

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) exchanges which do not result in counterparty credit risks. The Funds did not engage in options transactions during the six months ended April 30, 2000.

SHORT SELLING -- When a Fund makes a short sale, an amount equal to the proceeds received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Short sales represent obligations of a Fund to make future delivery of specific securities and, correspondingly, create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if already owned by the Fund). Upon the termination of a short sale, a Fund will recognize a gain, limited to the price at which the Fund sold the security short, if the market price is less than the proceeds originally received. A Fund will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that a Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements. The Funds did not engage in short selling during the six months ended April 30, 2000.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' record distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of each of the Funds, except for the Realty Growth Fund which will be declared and paid quarterly to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment, temporary differences do not require reclassification.

U.S. FEDERAL TAX STATUS -- Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Fund intends not to be subject to a U.S. federal excise tax.

At October 31, 1999 certain of the Funds had capital loss carryforwards available as a reduction to the extent provided in regulations of any future net capital gains realized before the end of the fiscal year 2007. To the extent that the capital loss carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. The Funds had the following capital loss carryforwards at October 31, 1999:

FUND
----
Small Cap Financial Fund....................................           $3,020,811
Small Cap Value Fund........................................               98,137
Realty Growth Fund..........................................              462,525

The capital loss carryforwards at October 31, 1999 will expire in 2007, except for the Realty Growth Fund, of which $227,439 will expire in 2006 and $235,086 will expire in 2007.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

FBR Fund Advisers, Inc. serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee equal to an annual rate of each Fund's average daily net assets, computed daily and paid monthly as follows:

FUND
----
Financial Services Fund.....................................                0.90%
Small Cap Financial Fund....................................                0.90
Small Cap Value Fund........................................                0.90
Realty Growth Fund..........................................                1.00

The Adviser has contractually undertaken to limit each Fund's total operating expenses to the extent that such expenses exceed 1.95% of each Fund's average daily net assets. Prior to February 28, 2000, the Adviser had contractually undertaken to limit the Realty Growth Fund's total operating expenses to the extent that such expenses exceeded 2.00% of its average daily net assets. As necessary, these limitations were effected by waivers by the Adviser

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended April 30, 2000, advisory fees, waivers and reimbursements of expenses were as follows:

                                         GROSS         ADVISORY           NET
                                       ADVISORY           FEE          ADVISORY            EXPENSE
FUND                                     FEES           WAIVERS          FEES           REIMBURSEMENTS
----                                   ---------       ---------       ---------       ----------------
Financial Services Fund..............  $102,795        $(32,612)        $70,183                  --
Small Cap Financial Fund.............   107,190         (30,421)         76,769                  --
Small Cap Value Fund.................    60,610         (24,885)         35,725                  --
Realty Growth Fund...................     7,872          (7,872)             --            $(67,330)

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts which it may assume.

The Trust, on behalf of each Fund, has adopted an amended and restated Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays FBR Investment Services, Inc. (the "Distributor") a fee at an annual rate of 0.25% of each Fund's average daily net assets. These fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. For the six months ended April 30, 2000, the Distributor earned $28,519, $29,775, $16,836 and $1,968 for the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund, and Realty Growth Fund, respectively, in distribution fees.

For the six months ended April 30, 2000, the Financial Services Fund and Small Cap Financial Fund paid $900 and $200, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Funds to FBR, an affiliate of the Adviser and the Distributor.

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) on investments for each Fund were as follows:

                                                                                          NET
                                                         GROSS           GROSS       APPRECIATION/
FUND                                      COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                                  ------------   -------------   -------------   --------------
Financial Services Fund.............  $24,569,286     $  641,867      $(4,418,534)    $(3,776,667)
Small Cap Financial Fund............   23,974,707        105,129       (5,821,221)     (5,716,092)
Small Cap Value Fund................    9,501,650      3,164,075         (567,522)      2,596,553
Realty Growth Fund..................    1,912,474         86,699         (404,298)       (317,599)

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For the six months ended April 30, 2000, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                                           PURCHASES            SALES
----                                                          ------------       ------------
Financial Services Fund.....................................  $11,120,148        $14,994,786
Small Cap Financial Fund....................................    2,307,792         12,594,080
Small Cap Value Fund........................................      324,672          4,315,720
Realty Growth Fund..........................................    1,313,771          1,435,845

4. FUND SHARE TRANSACTIONS

As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value, of which FBR owned 2,777, 2,778, 2,778 and 3 fund shares of Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Transactions in the shares of each Fund were as follows:

                                           FOR THE SIX MONTHS ENDED APRIL 30, 2000
                                                         (UNAUDITED)
                                         -------------------------------------------
FUND                                         SALES       REPURCHASES   REINVESTMENTS
----                                     -------------  -------------  -------------
Financial Services Fund................       302,963        632,042         27,267
Small Cap Financial Fund...............       159,426      1,043,277          2,510
Small Cap Value Fund...................        21,736        242,700             --
Realty Growth Fund.....................        27,612         37,176          4,285

                                                  FOR THE FISCAL YEAR ENDED
                                                      OCTOBER 31, 1999*
                                         -------------------------------------------
FUND                                         SALES       REPURCHASES   REINVESTMENTS
----                                     -------------  -------------  -------------
Financial Services Fund................       205,789      1,595,321        245,329
Small Cap Financial Fund...............       251,199      1,967,951        453,578
Small Cap Value Fund...................       159,802        423,286         31,805
Realty Growth Fund.....................        45,274         99,305          9,040

---------------------

* Transactions in the Funds' Class B and C shares were converted to Class A shares, which have been redesignated as fund shares. As a result, the Funds' shares transactions shown are inclusive of Class B and C shares transactions.

There is a 1.00% redemption fee on fund shares redeemed, which have been held 90 days or less. Redemption fees for each Fund were as follows:

                                              FOR THE SIX MONTHS
                                             ENDED APRIL 30, 2000              FOR THE FISCAL YEAR
FUND                                              (UNAUDITED)                 ENDED OCTOBER 31, 1999
----                                         ---------------------            ----------------------
Financial Services Fund...............              $12,502                           $1,531
Small Cap Financial Fund..............                1,125                              915
Small Cap Value Fund..................                  128                            1,303
Realty Growth Fund....................                   14                               88

The dollar values of the share repurchases have been reduced for these fees. The redemption fees were collected and retained by each Fund for the benefit of the remaining shareholders.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. The value of securities on loan to brokers and the related collateral received at April 30, 2000, were as follows:

                                                 VALUE OF SECURITIES
FUND                                                   ON LOAN                  VALUE OF COLLATERAL
----                                             -------------------            --------------------
Financial Services Fund...................            $418,440                        $442,416
Small Cap Financial Fund..................             161,474                         168,438
Small Cap Value Fund......................             620,218                         629,367
Realty Growth Fund........................              98,210                         100,345

The cash collateral was reinvested into a repurchase agreement which was in turn collateralized by United States Treasury Strips.

For the six months ended April 30, 2000, income from securities lending was $1,014, $348, $1,942 and $266 for the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Such income from securities lending is included under the caption INTEREST in the Statements of Operations.

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at April 30, 2000.

FINANCIAL SERVICES FUND

                                                                FACE                            TOTAL
ISSUER                                                         AMOUNT         MATURITY          VALUE
------                                                        ---------       ---------       ---------
United States Treasury Strips...............................  1,795,000       11/15/10        $915,450
                                                                                              ========

SMALL CAP FINANCIAL FUND

                                                                FACE                            TOTAL
ISSUER                                                         AMOUNT         MATURITY          VALUE
------                                                        ---------       ---------       ---------
United States Treasury Strips...............................    860,000       11/15/10        $438,600
                                                                                              ========

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

REALTY GROWTH FUND

                                                                FACE                            TOTAL
ISSUER                                                         AMOUNT         MATURITY          VALUE
------                                                        ---------       ---------       ---------
United States Treasury Strips...............................     65,000       11/15/10        $ 33,150
                                                                                              ========

7. SUBSEQUENT EVENT -- SUB-ADVISORY AGREEMENT (SMALL CAP VALUE FUND ONLY)

At a Special Meeting of Shareholders held on June 1, 2000, the shareholders of the Small Cap Value Fund approved a new Sub-Advisory Agreement. Effective on such date, the Adviser has retained Akre Capital Management, LLC ("ACM") to serve as investment sub-adviser to the Small Cap Value Fund. Charles Thomas Akre, Jr., the managing member of ACM, has served as portfolio manager of the Small Cap Value Fund since its commencement of operations.

Under the terms of the Sub-Advisory Agreement, the Adviser, and not the Small Cap Value Fund, will pay ACM an annual fee equal to the greater of (i) 0.40% of the Small Cap Value Fund's average daily net assets (which shall be accrued daily and paid monthly), or (ii) $3,500 per month. There is no change in the advisory fee paid to the Adviser by the Small Cap Value Fund.

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

F. David Fowler       Trustee
George W. Grosz       Trustee
Michael A. Willner    Trustee
C. Eric Brugel        Chairman of the Board
                      and President
Winsor H. Aylesworth  Vice President and
                      Treasurer
W. Bart Sanders       Senior Vice President
Frank J. Maresca      Assistant Treasurer
Vincent L. Pereira    Assistant Secretary

INVESTMENT ADVISER
    FBR Fund Advisers, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209
DISTRIBUTOR
    FBR Investment Services, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209
ADMINISTRATOR
    Bear Stearns Funds Management Inc.
    575 Lexington Avenue
    New York, NY 10022
ADMINISTRATION AND ACCOUNTING SERVICES/
TRANSFER AGENT
    PFPC Inc.
    Bellevue Corporate Center
    400 Bellevue Parkway
    Wilmington, DE 19809
CUSTODIAN
    Custodial Trust Company
    101 Carnegie Center
    Princeton, NJ 08540
INDEPENDENT PUBLIC ACCOUNTANTS
    Arthur Andersen LLP
    8000 Towers Cresent Drive
    Vienna, VA 22182
COUNSEL
    Dechert Price & Rhoads
    1775 Eye Street, N.W.
    Washington, DC 20006

The financial information included herein is taken from the records of each Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

04/00SEMI